RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Balance payable, related party	$ 90,602	$ 90,602	$ 152,415	$ 152,415
Stock options granted | shares		275,000		62,500
Exercise price for stock options granted | $ / shares		$ 1.3		$ 0.92
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		$ 797,186		$ 720,442		$ 691,435
Amounts of transaction which related party is entitled to receive		398,593		360,221		345,717
Due from related party	152,415	152,415	152,415	152,415
Balance payable, related party	90,602	90,602	90,602	90,602
Amount payable for expenses earned for work on behalf of company	0	0	$ 0	0
Insiders [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		88,543		$ 23,750		$ 120,563
Due from related party	$ 77,092	$ 77,092
Stock options granted | shares		175,000		62,500		350,000
Exercise price for stock options granted | (per share)	$ 1.3	$ 0.95	$ 0.92	$ 0.68	$ 0.81	$ 0.6